Consolidated income statements - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2015
Consolidated income statements
Revenue	kr 37,977	kr 136,322	kr 230,864	kr 182,573
Royalty expenses	(3,356)	(14,163)	(30,931)	(21,578)
Research and development expenses	(438,215)	(324,667)	(268,159)	(217,741)
Administrative expenses	(43,542)	(47,470)	(52,503)	(41,824)
Other operating income	1,099,526	607	1,697	12,828
Operating result	652,390	(249,371)	(119,032)	(85,742)
Financial income	9,988	2,122	592	3,889
Financial expenses	(37,322)	(33,509)	(44,356)	(42,394)
Result before tax	625,056	(280,758)	(162,796)	(124,247)
Income tax	(43,774)	5,500	5,500	5,875
Net result for the year	kr 581,282	kr (275,258)	kr (157,296)	kr (118,372)
Earnings/loss per share - DKK
Basic earnings/loss per share	kr 18.94	kr (9.88)	kr (6.47)	kr (5.13)
Diluted earnings/loss per share	kr 18.94	kr (9.88)	kr (6.47)	kr (5.13)

[1]	See note 1 to the consolidated financial statements.